Schedule of Estimated Useful Lives of Assets (Details)	12 Months Ended
Dec. 31, 2021
Building [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	40 years
Residential Rental Properties [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	27 years 6 months
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years
Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years